5. Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Deposits Details
2015	$ 131,001
2016	37,065
2017	17,029
2018	8,336
2019 and thereafter	3,007
Total	$ 196,438